Warrant Liability (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares	Nov. 19, 2021 $ / shares
Warrant Liability
Public Warrants exercisable term from the closing of the business combination	30 days	30 days
Maximum threshold period for registration statement to become effective after business combination	60 days	60 days
Warrants expiration term	5 years	5 years
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Number of trading days on which fair market value of shares is reported | D	10	10
Shares issuable per warrant | shares	0.361	0.361
Share price	$ 9.20	$ 9.20	$ 10.15
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold period for filling registration statement after business combination	20 days	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Adjustment of redemption price of stock based on market value and newly issued price 1 (as a percent)	180.00%	180.00%
Threshold business days before sending notice of redemption to warrant holders	30 days	30 days